Employee benefits expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee benefits expense [abstract]
Director fees	$ 361	$ 348
Employee benefits expense	1,190	1,378
Share-based payments	1,836	(86)
Total employee benefit expense	$ 3,387	$ 1,640